AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 15, 2020

Investment Company Act File No. 811-23607

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-2

(CHECK APPROPRIATE BOX OR BOXES)

REGISTRATION STATEMENT UNDER THE

INVESTMENT COMPANY ACT OF 1940 [X]

AMENDMENT NO.

DELAWARE WILSHIRE PRIVATE MARKETS MASTER FUND

(Exact Name of Registrant as Specified in Charter)

One Freedom Valley Drive

Oaks, Pennsylvania 19456

(Address of Principal Executive Offices, Zip Code)

1-610-676-1000

(Registrant’s Telephone Number, including Area Code)

Michael Beattie

c/o SEI Investments

One Freedom Valley Drive

Oaks, Pennsylvania 19456

(Name and Address of Agent for Service)

Copy to:

Sean Graber

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, Pennsylvania 19103

If the only securities being registered on this Form are being offered pursuant to dividend or interest reinvestment plans, check the following box [ ]

If any securities being registered on this Form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933 (the “Securities Act”), other than securities offered in connection with dividend or interest reinvestment plans, check the following box [ ]

If this Form is a registration statement pursuant to General Instruction A.2 or a post-effective amendment thereto, check the following box [ ]

If this Form is a registration statement pursuant to General Instruction B or a post-effective amendment thereto that will become effective upon filing with the Commission pursuant to Rule 462(e) under the Securities Act, check the following box [ ]

If this Form is a post-effective amendment to a registration statement filed pursuant to General Instruction B to register additional securities or additional classes of securities pursuant to Rule 413(b) under the Securities Act, check the following box [ ]

It is proposed that this filing will become effective (check appropriate box):

[ ]	when declared effective pursuant to section 8(c) of the Securities Act

Check each box that appropriately characterizes the Registrant:

[X]	Registered Closed-End Fund (closed-end company that is registered under the Investment Company Act of 1940 (the “Investment Company Act”)).
[ ]	Business Development Company (closed-end company that intends or has elected to be regulated as a business development company under the Investment Company Act.
[ ]	Interval Fund (Registered Closed-End Fund or a Business Development Company that makes periodic repurchase offers under Rule 23c-3 under the Investment Company Act).
[ ]	A.2 Qualified (qualified to register securities pursuant to General Instruction A.2 of this Form).
[ ]	Well-Known Seasoned Issuer (as defined by Rule 405 under the Securities Act).
[ ]	Emerging Growth Company (as defined by Rule 12b-2 under the Securities and Exchange Act of 1934).
[ ]

If an Emerging Growth Company, indicate by check mark if the registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of the Securities Act.

[X]	New Registrant (registered or regulated under the Investment Company Act for less than 12 calendar months preceding this filing).

This Registration Statement on Form N-2 has been filed by the Registrant pursuant to Section 8(b) of the Investment Company Act of 1940, as amended (the “1940 Act”). However, shares of beneficial interest (“Shares”) of the Registrant are not being registered under the Securities Act of 1933, as amended (the “Securities Act”) because such Shares will be issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the Securities Act. Investments in the Registrant may only be made by natural persons or entities that are (i) “accredited investors” within the meaning of Regulation D under the Securities Act; and (ii) “qualified clients,” as defined in Rule 205-3 under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). This Registration Statement does not constitute an offer to sell, or the solicitation of an offer to buy, within the meaning of the Securities Act, any Shares of the Registrant.

DELAWARE WILSHIRE PRIVATE MARKETS MASTER FUND

CROSS REFERENCE SHEET

PARTS A AND B

ITEM NO.	REGISTRATION STATEMENT CAPTION	CAPTION IN PART A OR PART B
PART A
1.	Outside Front Cover	Not Required
2.	Cover Pages; Other Offering Information	Not Required
3.	Fee Table and Synopsis	Fee Table
4.	Financial Highlights	Not Required
5.	Plan of Distribution	Not Required
6.	Selling Shareholders	Not Required
7.	Use of Proceeds	Not Required
8.	General Description of the Registrant	General Description of the Registrant
9.	Management	Management
10.	Capital Stock, Long-Term Debt and Other Securities	Capital Stock, Long-Term Debt and Other Securities
11.	Defaults and Arrears on Senior Securities	Not Applicable
12.	Legal Proceedings	Not Applicable
13.	Table of Contents of the Statement of Additional Information	Not Applicable
PART B
14.	Cover Page	Not Applicable
15.	Table of Contents	Not Applicable
16.	General Information and History	Not Applicable
17.	Investment Objective and Policies	Investment Objective and Policies
18.	Management	Management
19.	Control Persons and Principal Holders of Securities	Control Persons and Principal Holders of Securities
20.	Investment Advisory and Other Services	Investment Advisory and Other Services
21.	Portfolio Managers	Portfolio Managers
22.	Brokerage Allocation and Other Practices	Not Applicable
23.	Tax Status	Tax Status
24.	Financial Statements	Financial Statements

PART C

The information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of the Registration Statement.

PART A

Responses to Items 1, 2, 3.2, 4, 5, 6 and 7 of Part A have been omitted pursuant to Paragraph 3 of Instruction G of the General Instructions to Form N-2.

Responses to certain Items required to be included in Part A of this Registration Statement are incorporated herein by reference from the Registration Statement on Form N-2, including any subsequent amendments, of Delaware Wilshire Private Markets Fund (the “Auction Feeder Fund”), as filed with the Securities and Exchange Commission on April 14, 2020 (the “Auction Feeder Fund’s Registration Statement”). The Auction Feeder Fund and Delaware Wilshire Private Markets Tender Fund (the “Tender Offer Feeder Fund” and together with the Auction Feeder Fund, the “Feeder Funds”) and Delaware Wilshire Private Markets Master Fund (the “Master Fund”) are organized in what is commonly referred to as a “master-feeder” structure. Capitalized terms that are not otherwise defined shall have the respective meanings set forth in the Auction Feeder Fund’s Registration Statement.

ITEM 3.	FEE TABLE.

The following table illustrates the fees and expenses that you will pay if you buy and hold shares of beneficial interest (“Shares”) in the Master Fund. Because the Master Fund has no operating history, many of these expenses are estimates.

Institutional Class
Annual Expenses (as a percentage of the Fund’s average net assets)
Management Fee (1)	1.25%
Other Expenses	2.02%
Acquired Fund Fees and Expenses (2)	1.30%
Total Annual Fund Expenses	4.57%

(1)	The Master Fund will pay the Adviser the Management Fee, computed daily and payable monthly, at the annual rate of 1.25% of the Master Fund’s net asset value. For purposes of determining the Management Fee payable to the Adviser for any month, “net asset value” means the total value of all assets of the Master Fund as of the end of such month, less an amount equal to all accrued debts, liabilities and obligations of the Master Fund as of such date, and calculated before giving effect to any repurchase of Shares on such date.

(2)	Includes the estimated fees and expenses of the Private Markets Investment Funds in which the Master Fund intends to invest, based upon estimated net assets of the Fund of $30 million during the Fund’s first 12 months of operations. Some or all of the Private Markets Investment Funds in which the Master Fund intends to invest charge carried interests, incentive fees or allocations based on the Private Markets Investment Funds’ performance. The Private Markets Investment Funds in which the Master Fund intends to invest generally charge a management fee of 1.00% to 2.00%, and approximately 15% to 20% of net profits as a carried interest allocation. The “Acquired Fund Fees and Expenses” disclosed above are based on historic returns of the Private Markets Investment Funds in which the Master Fund anticipates investing, which may change substantially over time and, therefore, significantly affect “Acquired Fund Fees and Expenses.” The expense shown as “Acquired Fund Fees and Expenses” reflects operating expenses of the Private Markets Investment Funds (e.g., management fees, administration fees and professional and other direct, fixed fees and expenses of the Private Markets Investment Funds) after refunds, excluding any performance-based fees or allocations paid by the Private Markets Investment Funds that are paid solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in-kind, as such fees and allocations for a particular period may be unrelated to the cost of investing in the Private Markets Investment Funds.

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Example

The purpose of the table above is to assist an investor in understanding the various costs and expenses that an investor in the Master Fund will bear directly or indirectly. The “Other Expenses” shown above are estimated based on estimated net assets of the Master Fund of $30 million. In the event that the net assets of the Master Fund were to be less than $30 million, the Master Fund’s estimated expenses as a percentage would be higher than the estimates presented above. For a more complete description of the various costs and expenses of the Master Fund, see the section entitled “Summary of Fees and Expenses – Auction Fund” in the Auction Feeder Fund’s prospectus included in the Auction Feeder Fund’s Registration Statement (the “Auction Feeder Fund’s Prospectus”).

	1 Year	3 Years	5 Years	10 Years
You would pay the following expenses on a $1,000 investment, assuming a 5% annual return:	$46	$126	$209	$422

The example does not present actual expenses and should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown. Moreover, the Master Fund's actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

ITEM 8.	GENERAL DESCRIPTION OF THE REGISTRANT.

The Master Fund is a closed-end, non-diversified, management investment company, organized as a Delaware statutory trust company on March 13, 2020 and registered under the 1940 Act.

Shares in the Master Fund are being issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the Securities Act of 1933, as amended (the “Securities Act”). Investments in the Master Fund may only be made by natural persons or entities that are “accredited investors” within the meaning of Regulation D under the Securities Act. This Registration Statement does not constitute an offer to sell, or the solicitation of an offer to buy, within the meaning of the Securities Act, any Shares of the Registrant.

The Master Fund’s investment objective is to provide efficient access to the private markets with the goals of offering: broad, global private markets exposure, with diversification potential across private equity, real assets, private credit and alternative yield; long-term capital appreciation; current income through periodic distributions; and prudent risk management. Information regarding the Master Fund’s investment objective, strategies and policies, the kinds of securities in which the Master Fund principally invests, other investment practices of the Master Fund and the risk factors associated with investments in the Master Fund are incorporated herein by reference from the sections entitled “Investment Program” and “Types of Investments and Related Risks” in the Auction Feeder Fund’s Prospectus.

ITEM 9.	MANAGEMENT.

A description of how the business of the Master Fund is managed is incorporated herein by reference from the sections entitled “Management of the Funds” and “Fees and Expenses” in the Auction Feeder Fund’s Prospectus. The following list identifies the specific sections of the Auction Feeder Fund’s Prospectus under which the information required by Item 9 of Form N-2 may be found; each listed section is incorporated herein by reference.

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ITEM 9.1(a).	BOARD OF DIRECTORS.

See “Management of the Funds – The Board of Trustees.”

ITEM 9.1(b).	INVESTMENT ADVISERS.

See “Management of the Funds – The Adviser” and “Management of the Funds – The Sub-Adviser.”

ITEM 9.1(c).	PORTFOLIO MANAGEMENT.

See “Management of the Funds – Portfolio Management.”

ITEM 9.1(d).	ADMINISTRATORS.

See “Management of the Funds – Other Service Providers.”

ITEM 9.1(e).	CUSTODIANS.

See “Management of the Funds – Other Service Providers.”

ITEM 9.1(f).	EXPENSES.

See “Fees and Expenses.”

ITEM 9.1(g).	AFFILIATED BROKERAGE.

Not Applicable.

ITEM 9.2.	NON-RESIDENT MANAGERS.

Not Applicable.

ITEM 9.3.	CONTROL PERSONS.

See response to Item 19 below. To the extent that any investor is the beneficial owner of more than 25% of the Shares of the Master Fund, such investor may be deemed to be a “control person” of the Master Fund for purposes of the 1940 Act.

ITEM 10.	CAPITAL STOCK, LONG-TERM DEBT, AND OTHER SECURITIES.

ITEM 10.1.	CAPITAL STOCK.

The Master Fund’s Declaration of Trust (the “Declaration of Trust”) authorizes the issuance of an unlimited number of full and fractional Shares of the Master Fund, each of which represents an equal proportionate interest in the Master Fund with each other Share. The Master Fund offers one class of Shares: Institutional Shares. Share certificates representing Shares will not be issued. The Master Fund’s Shares, when issued, are fully paid and non-assessable. The Master Fund does not intend to hold annual meetings of its Shareholders.

Shareholders will be entitled to the payment of distributions when, as and if declared by the Board. The Master Fund currently intends to make distributions to its Shareholders after payment of the Master Fund’s operating expenses including interest on outstanding borrowings, if any, no less frequently than annually. The 1940 Act may limit the payment of distributions to Shareholders. Each whole Share shall be entitled to one vote as to matters on which it is entitled to vote pursuant to the terms of the Declaration of Trust on file with the SEC. Upon liquidation of the Master Fund, after paying or adequately providing for the payment of all liabilities of the Master Fund, and upon receipt of such releases, indemnities and refunding agreements as they deem necessary for their protection, the Trustees may distribute the remaining assets of the Master Fund (in cash or in kind) among its Shareholders. The Shares are not liable to further calls or to assessment by the Master Fund. There are no pre-emptive rights associated with the Shares. Each Declaration of Trust provides that the Master Fund’s Shareholders are not liable for any liabilities of the Master Fund.

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ITEM 10.2.	LONG-TERM DEBT.

Not applicable.

ITEM 10.3.	GENERAL.

Not applicable.

ITEM 10.4.	TAXES.

Information on the taxation of the Master Fund is incorporated herein by reference from the section entitled “U.S. Federal Income Tax Matters” in the Auction Feeder Fund’s Prospectus.

ITEM 10.5.	OUTSTANDING SECURITIES

As of the date of filing of this Registration Statement, there are no securities of the Master Fund outstanding.

ITEM 10.6.	SECURITIES RATINGS.

Not applicable.

ITEM 11.	DEFAULTS AND ARREARS ON SENIOR SECURITIES.

Not applicable.

ITEM 12.	LEGAL PROCEEDINGS.

Not applicable.

ITEM 13.	TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION.

Not applicable.

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PART B

Part B of this Registration Statement should be read in conjunction with Part A. Capitalized terms that are not otherwise defined shall have the respective meanings set forth in the Auction Feeder Fund’s Registration Statement.

Responses to certain Items required to be included in Part B of this Registration Statement are incorporated herein by reference from the Auction Feeder Fund’s Registration Statement.

ITEM 14.	COVER PAGE.

Not applicable.

ITEM 15.	TABLE OF CONTENTS.

Not applicable.

ITEM 16.	GENERAL INFORMATION AND HISTORY.

Not applicable.

ITEM 17.	INVESTMENT OBJECTIVE AND POLICIES.

Part A contains basic information about the investment objective, policies and limitations of the Master Fund. This Part B supplements the discussion in Part A of the investment objective, policies, and limitations of the Master Fund.

Information on the fundamental investment policies and the non-fundamental investment policies and limitations of the Master Fund, the types of investment techniques used by the Master Fund and certain risks attendant thereto, as well as other information on the Master Fund’s investment process, is incorporated herein by reference from the sections entitled “Investment Program” and “Types of Investments and Related Risks” in the Auction Feeder Fund’s Prospectus, and from the sections entitled “Investment Policies and Practices” and “Investment Objectives and Restrictions” in the Auction Feeder Fund’s statement of additional information included in the Auction Feeder Fund’s Registration Statement (the “Auction Feeder Fund’s SAI”), to the extent applicable to the Master Fund.

ITEM 18.	MANAGEMENT.

Information in response to this item is incorporated herein by reference from the section entitled “Management of the Funds – The Board of Trustees” in the Auction Feeder Fund’s Prospectus and the section entitled “Trustees and Officers of the Funds” in the Auction Feeder Fund’s SAI.

ITEM 19.	CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.

Each Feeder Fund intends to invest substantially all of its assets in the Master Fund and, therefore, is expected to become a 5% holder of the Master Fund’s Shares.

ITEM 20.	INVESTMENT ADVISORY AND OTHER SERVICES.

Information on the investment advisory and other services provided for or on behalf of the Master Fund is incorporated herein by reference from the sections entitled “Management of the Funds” and “Fees and Expenses” in the Auction Feeder Fund’s Prospectus and the sections entitled “The Adviser,” “The Sub-Adviser,” “The Administrator,” “The Transfer Agent,” “The Placement Agent,” The Custodian,” “Independent Registered Public Accounting Firm” and “Legal Counsel” in the Auction Feeder Fund’s SAI.

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ITEM 21.	PORTFOLIO MANAGERS.

Information regarding the portfolio managers of the Master Fund is incorporated herein by reference from the section entitled “Management of the Funds – Portfolio Management” in the Auction Feeder Fund’s Prospectus and the section entitled “Portfolio Management” in the Auction Feeder Fund’s SAI.

ITEM 22.	BROKERAGE ALLOCATION AND OTHER PRACTICES.

Not applicable.

ITEM 23.	TAX STATUS.

Information on the taxation of the Master Fund is incorporated herein by reference from the section entitled “U.S. Federal Income Tax Matters” in the Auction Feeder Fund’s Prospectus.

ITEM 24.	FINANCIAL STATEMENTS.

The Master Fund will issue a complete set of financial statements on a semi-annual basis prepared in accordance with generally accepted accounting principles. To date, the Master Fund has not conducted any business, other than in connection with its organization.

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PART C. OTHER INFORMATION

Item 25. Financial Statements and Exhibits.

(1)	Not applicable.

(2)	Exhibits

(a)(i)	Certificate of Trust is filed herewith.

(a)(ii)	Agreement and Declaration of Trust is filed herewith.

(b)	Amended and Restated By-Laws are filed herewith.

(c)	Not applicable.

(d)	Instruments Defining Rights of Shareholders – none other than the Declaration of Trust and By-laws.

(e)	Not applicable.

(f)	Not applicable.

(g)(i)	Investment Advisory Agreement between Registrant and Delaware Management Company, a series of Macquarie Investment Management Business Trust (the “Adviser”) is filed herewith.

(g)(ii)	Investment Sub-Advisory Agreement between Registrant and Wilshire Associates Incorporated (the “Sub-Adviser”) is filed herewith.

(h)	Not applicable.

(i)	Not applicable.

(j)	Custody Agreement between Registrant and U.S. Bank, N.A. is filed herewith.

(k)	Other Material Contracts:

(i)	Administration Agreement between Registrant and SEI Investments Global Funds Services (the “Administrator”) is filed herewith.

(ii)	Transfer Agency Agreement between Registrant and DST Asset Manager Solutions, Inc. is filed herewith.

(l)	Not applicable.

(m)	Not applicable.

(n)	Not applicable.

(o)	Not applicable.

(p)	Not applicable.

(q)	Not applicable.

(r)	Code of Ethics:

(i)	The Code of Ethics for the Registrant is filed herewith.

(ii)	The Code of Ethics for the Adviser is filed herewith.

(iii)	The Code of Ethics for the Sub-Adviser is filed herewith.

(iv)	The Code of Ethics for the Administrator is filed herewith.

(s)(i)	Powers of Attorney for Messrs. William M. Doran, Jon C. Hunt, Thomas P. Lemke, Jay C. Nadel, Randall S. Yanker, Michael Beattie and Stephen Connors are filed herewith.

(s)(ii)	Resolution adopted by the Board of Trustees of the Registrant is filed herewith.

Item 26. Marketing Arrangements:

Information in response to this item is incorporated herein by reference from the section entitled “Plan of Distribution” in the Prospectus included in the Auction Feeder Fund’s Registration Statement.

Item 27. Other Expenses of Issuance and Distribution:

Printing and mailing expenses	$45,000
Blue sky filing fees and expenses	$20,000
Legal fees and expenses	$290,000
Total	$355,000

Item 28. Persons Controlled by or Under Common Control with Registrant:

None.

Item 29. Number of Holders of Securities:

The following table sets forth the number of record holders of the Registrant’s common stock as of September 11, 2020:

Title of Class	Number of Record Holders
Institutional Class Shares	1

Item 30. Indemnification:

Reference is made to Article VII of the Registrant’s Amended and Restated Agreement and Declaration of Trust and Article VI of the Registrant’s Amended and Restated Bylaws. Article VII, Section 2 of the Amended and Restated Agreement and Declaration of Trust provides that the Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, investment adviser or principal underwriter of the Registrant, nor for the act or omission of any other Trustee, and, subject to the provisions of the Registrant’s Amended and Restated Bylaws, the Registrant out of its assets may indemnify and hold harmless each and every Trustee and officer of the Registrant, including persons who serve at the Registrant’s request as directors, officers or trustees of another organization in which the Registrant has any interest as a shareholder, creditor or otherwise (each, a “Subsidiary”) from and against any and all claims, demands, costs, losses, expenses and damages whatsoever arising out of or related to such Trustee’s or officer’s performance of his or her duties as (i) a Trustee or officer of the Registrant or (ii) a director, officer or trustee of a Subsidiary; provided that nothing therein contained shall indemnify, hold harmless or protect any Trustee or officer from or against any liability to the Registrant or any Shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. For the avoidance of doubt, the service, at the request of the Registrant, by a Trustee or officer of the Registrant as a director, officer or trustee of a Subsidiary is determined to be part of such Trustee’s or officer’s duties to the Registrant.

Article VI, Section 2 of the Amended and Restated Bylaws provides generally that the Registrant shall indemnify any Trustee or officer of the Registrant who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of the Registrant) by reason of the fact that such person is or was a Trustee or officer of the Registrant, against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such proceeding, if it is determined that such person acted in good faith and reasonably believed: (a) in the case of conduct in his official capacity as an agent of the Registrant, that his conduct was in the Registrant’s best interests; (b) in all other cases, that his conduct was at least not opposed to the Registrant’s best interests; and (c) in the case of a criminal proceeding, that he had no reasonable cause to believe the conduct of that person was unlawful.

The Registrant hereby undertakes that it will apply the indemnification provisions of the Amended and Restated Agreement and Declaration of Trust in a manner consistent with Investment Company Act Release No. 11330 (Sept. 4, 1980) issued by the Securities and Exchange Commission, so long as the interpretation of Sections 17(h) and 17(i) of the 1940 Act contained in that release remains in effect. The Registrant, in conjunction with the Adviser and the Registrant’s Board of Trustees, maintains insurance on behalf of any person who is or was an Independent Trustee, officer, employee, or agent of the Registrant, against certain liability asserted against him or her and incurred by him or her or arising out of his or her position. In no event, however, will the Registrant pay that portion of the premium, if any, for insurance to indemnify any such person or any act for which the Registrant itself is not permitted to indemnify.

Item 31. Business and Other Connections of Investment Adviser:

DELAWARE MANAGEMENT COMPANY, A SERIES OF MACQUARIE INVESTMENT MANAGEMENT BUSINESS TRUST

Delaware Management Company, a series of Macquarie Investment Management Business Trust, serves as investment adviser for the Registrant. The principal address of the Adviser is 2005 Market Street, Philadelphia, Pennsylvania 19103. The Adviser is an investment adviser registered under the Investment Advisers Act of 1940, as amended. The information below is provided as of September 11, 2020.

Name and Principal	Positions and Offices	Positions and Offices	Other Positions and Offices
Business Address	with Manager	with Registrant	Held
Shawn Lytle	President since June	President/Chief	Mr. Lytle has served in various
	2015	Executive	executive capacities within
		Officer/Trustee since	Macquarie Investment
		June 2015	Management
Roger A. Early	Executive Vice	Executive Vice	Mr. Early has served in various
	President/Executive	President/Executive	capacities within Macquarie
	Director, Chief	Director, Chief	Investment Management
	Investment Officer - US	Investment Officer -
	Fixed Income	US Fixed Income
John Leonard	Executive Vice	Executive Vice	Mr. Leonard has served in
	President/Global Head of	President/Global Head	various executive capacities
	Equities	of Equities	within Macquarie Investment
Management
Brett Lewthwaite	Executive Vice	Executive Vice	Mr. Lewthwaite has served in
	President/Head of Fixed	President/Head of Fixed	various executive capacities
	Income	Income	within Macquarie Investment
Management
David F. Connor	Senior Vice	Senior Vice	Mr. Connor has served in
	President/General	President/General	various executive capacities
	Counsel/Secretary	Counsel/Secretary	within Macquarie Investment
Management

Senior Vice President/General
Counsel/Secretary – Optimum
Fund Trust
Brian L. Murray, Jr.	Senior Vice President/	Senior Vice President/	Mr. Murray has served in
	Global Chief Compliance	Chief Compliance	various capacities within
	Officer	Officer	Macquarie Investment
Management

Senior Vice President/Global
Chief Compliance Officer –
Optimum Fund Trust
Richard Salus	Senior Vice President	Senior Vice President/	Mr. Salus has served in various
		Chief Financial Officer	capacities within Macquarie
Investment Management
Daniel V. Geatens	Vice President/ Director	Vice	Mr. Geatens has served in
	of Financial	President/Treasurer	various capacities within
	Administration		Macquarie Investment
Management

Vice President/Treasurer/Chief
Financial Officer – Optimum
Fund Trust
Alexander Alston	Senior Vice	Senior Vice	Mr. Alston has served in
	President/Co-Head of	President/Co-Head of	various capacities within
	Private Placements	Private Placements	Macquarie Investment
Management

Christopher S. Beck	Senior Vice President/	Senior Vice President/	Mr. Beck has served in various
capacities within Macquarie
	Chief Investment	Chief Investment	Investment Management
	Officer—Small /Mid-	Officer—Small/Mid-
	Cap Value Equity	Cap Value Equity
David Brenner	Senior Vice	Senior Vice	Mr. Brenner has served in
	President/Chief	President/Chief of Staff	various capacities within
	Administration Officer		Macquarie Investment
Management
Adam H. Brown	Senior Vice	Senior Vice President/	Mr. Brown has served in
	President/Senior	Co-Head of High Yield	various capacities within
	Portfolio Manager/Co-		Macquarie Investment
	Head of High Yield		Management
Michael F. Capuzzi	Senior Vice President/	Senior Vice President/	Mr. Capuzzi has served in
	Head of Investment	US Chief Operations	various capacities within
	Operations	Officer	Macquarie Investment
Management
Liu-Er Chen	Senior Vice President/	Senior Vice President/	Mr. Chen has served in various
	Chief Investment Officer,	Chief Investment	capacities within Macquarie
	Emerging Markets and	Officer, Emerging	Investment Management
	Healthcare	Markets and Healthcare
Stephen J. Czepiel	Senior Vice President/	Senior Vice President/	Mr. Czepiel has served in
	Head of Municipal	Head of Municipal	various capacities within
	Bonds Portfolio	Bonds Portfolio	Macquarie Investment
	Management	Management	Management
Craig C. Dembek	Senior Vice President/	Senior Vice President/	Mr. Dembek has served in
	Head of Credit Research	Head of Credit Research	various capacities within
Macquarie Investment
Management
Joseph Devine	Senior Vice President/	Senior Vice President/	Mr. Devine has served in
	Chief Investment Officer,	Chief Investment	various capacities within
	Global Ex U.S. Equities	Officer, Global Ex-US	Macquarie Investment
		Equities	Management
Brad Frishberg	Senior Vice President/	None	Mr. Frishberg has served in
	Chief Investment Officer,		various capacities within
	Global Listed		Macquarie Investment
	Infrastructure		Management
W. Alexander Ely	Senior Vice President/	Senior Vice President/	Mr. Ely has served in various
	Chief Investment Officer,	Chief Investment	capacities within Macquarie
	Small/Mid-Cap Growth	Officer, Small/Mid-Cap	Investment Management
	Equity	Growth Equity
Stuart M. George	Senior Vice	Senior Vice	Mr. George has served in
	President/Head of Equity	President/Global Head	various capacities within
	Trading	of Equity Trading	Macquarie Investment
Management

Gregory Gizzi	Senior Vice President/	Senior Vice President/	Mr. Gizzi has served in various
	Head of Municipal	Head of Municipal	capacities within Macquarie
	Bonds	Bonds	Investment Management
J. David Hillmeyer	Senior Vice	Senior Vice	Mr. Hillmeyer has served in
	President/Senior Portfolio	President/Head of	various capacities within
	Manager	Global and Multi-Asset	Macquarie Investment
		Credit	Management
Kashif Ishaq	Senior Vice	Senior Vice	Mr. Ishaq has served in various
	President/Head of	President/Head of	capacities within Macquarie
	Investment Grade	Credit Trading	Investment Management
Corporate Bond Trading
Alexander	Senior Vice	Senior Vice	Mr. Kozhemiakin has served
Kozhemiakin	President/Head of	President/Head of	in various capacities within
	Emerging Markets Debt	Emerging Markets Debt	Macquarie Investment
Management
Frank G. LaTorraca	Senior Vice	Senior Vice	Mr. LaTorraca has served in
	President/Co-Head of	President/Co-Head of	various capacities within
	Private Placements	Private Placements	Macquarie Investment
Management
Nik Lalvani	Senior Vice President/	Senior Vice President/	Mr. Lalvani has served in
	Chief Investment Officer	Chief Investment	various capacities within
	– Large Cap Value	Officer – Large Cap	Macquarie Investment
		Value	Management
Stefan Loewenthal	Senior Vice President/	Senior Vice President/	Mr. Lowenthal has served in
	Chief Investment Officer	Chief Investment	various capacities within
	– Global Multi Asset	Officer – Global Multi	Macquarie Investment
	Team	Asset Team	Management
John P. McCarthy	Senior Vice	Senior Vice	Mr. McCarthy has served in
	President/Senior	President/Senior	various capacities within
	Portfolio Manager/Co-	Portfolio Manager/Co-	Macquarie Investment
	Head of High Yield	Head of High Yield	Management
Brian McDonnell	Senior Vice	Senior Vice	Mr. McDonnell has served in
	President/Senior	President/Head of US	various capacities within
	Portfolio Manager/Senior	Core Fixed Income	Macquarie Investment
	Structured Products		Management
Analyst
Carleen Michalski	Senior Vice President/	Senior Vice President/	Ms. Michalski has served in
	Head of Global Product	Head of Global Product	various capacities within
	Development	Development	Macquarie Investment
Management
Francis X. Morris	Senior Vice	Senior Vice	Mr. Morris has served in
	President/Chief	President/Chief	various capacities within
	Investment Officer, Core	Investment Officer,	Macquarie Investment
	Equity	Core Equity	Management

Susan L. Natalini	Senior Vice	Senior Vice	Ms. Natalini has served in
	President/Chief	President/Chief	various capacities within
	Operations Officer –	Operations Officer –	Macquarie Investment
	Equity and Fixed Income	Equity and Fixed	Management
	Investments	Income Investments
Philip O. Obazee	Senior Vice	Senior Vice	Mr. Obazee has served in
	President/Head of	President/Head of	various capacities within
	Derivatives	Derivatives	Macquarie Investment
Management
Terrance M. O’Brien	Senior Vice	Senior Vice	Mr. O’Brien has served in
	President/Head of	President/US Head of	various capacities with
	Portfolio Analytics	Quantitative and	Macquarie Investment
		Markets Research	Management
Mansur Z. Rasul	Senior Vice	Senior Vice	Mr. Rasul has served in
	President/Portfolio	President/Senior	various capacities with
	Manager/Head of	Portfolio Manager	Macquarie Investment
	Emerging Markets Credit		Management
Trading
Kevin Schildt	Senior Vice President/	Senior Vice President/	Mr. Schildt has served in
	Head of Municipal Credit	Head of Municipal	various capacities with
	Research	Credit Research	Macquarie Investment
Management
Neil Siegel	Senior Vice	Senior Vice	Mr. Siegel has served in
	President/Chief	President/Global Head	various capacities with
	Marketing and Product	of Marketing and	Macquarie Investment
	Officer	Product	Management
John C. Van Roden	Senior Vice President/	Senior Vice President/	Mr. Van Roden has served in
III	Head of Municipal	Head of Municipal	various capacities within
	Trading	Trading	Macquarie Investment
Management
Gary T. Abrams	Vice President/Head of	Vice President/Head of	Mr. Abrams has served in
	International Equity	International Equity	various capacities within
	Trading	Trading	Macquarie Investment
Management
Patricia L. Bakely	Vice President/Chief	None	Ms. Bakely has served in
	Financial		various capacities within
	Officer/Treasurer		Macquarie Investment
Management
Jamie Chiarieri	Vice President/Analyst	None	Mr. Chiarieri has served in
various capacities within
Macquarie Investment
Management
Anthony G.	Vice President/Associate	Vice	Mr. Ciavarelli has served in
Ciavarelli	General	President/Associate	various capacities within
	Counsel/Assistant	General	Macquarie Investment
	Secretary	Counsel/Assistant	Management
Secretary

Kishor K. Daga	Vice President/	Vice President/	Mr. Daga has served in various
	Institutional Account	Associate Director of	capacities within Macquarie
	Services	US Portfolio	Investment Management
Administration
Michael E. Dresnin	Vice President/Associate	Vice	Mr. Dresnin has served in
	General	President/Associate	various capacities within
	Counsel/Assistant	General	Macquarie Investment
	Secretary	Counsel/Assistant	Management
Secretary
Joel A. Ettinger	Vice President/Taxation	Vice President/Taxation	Mr. Ettinger has served in
various capacities within
Macquarie Investment
Management
William J. Fink	Vice President/ Deputy	None	Mr. Fink has served in various
	Chief Compliance		capacities within Macquarie
	Officer		Investment Management
Joseph A. Fiorilla	Vice President/Trading	Vice President/Head of	Mr. Fiorilla has served in
	Operations	US Trading Operations	various capacities within
Macquarie Investment
Management
Stephen Hoban	Vice President/Controller	None	Mr. Hoban has served in
various capacities within
Macquarie Investment
Management
Christopher	Vice President/Head of	Vice President/Head of	Mr. Gowlland has served in
Gowlland	Equity Quantitative	Equity Quantitative	various capacities within
	Research/Associate	Research/Associate	Macquarie Investment
	Director	Director	Management
Jerel A. Hopkins	Vice President/Associate	Vice	Mr. Hopkins has served in
	General	President/Associate	various capacities within
	Counsel/Assistant	General	Macquarie Investment
	Secretary	Counsel/Assistant	Management
Secretary
Michael Q. Mahoney	Vice President/ Fund	None	Mr. Mahoney has served in
	Administration		various capacities within
Macquarie Investment
Management
Andrew McEvoy	Vice President/Trade	Vice	Mr. McEvoy has served in
	Settlements	President/Associate	various capacities within
		Director of US	Macquarie Investment
		Transaction	Management
Management

Peter T. Pan	Vice President/Head of	Vice President/Head of	Mr. Pan has served in various
	US SMA Trading	US SMA Trading	capacities within Macquarie
Investment Management
William Speacht	Vice President /Deputy	Vice President /Deputy	Mr. Speacht has served in
	Chief Compliance	Chief Compliance	various capacities within
	Officer	Officer	Macquarie Investment
Management
Emilia P. Wang	Vice President/Associate	Vice	Ms. Wang has served in
	General	President/Associate	various capacities within
	Counsel/Assistant	General	Macquarie Investment
	Secretary	Counsel/Assistant	Management
Secretary
Lauren Weintraub	Vice President/Equity	None	Ms. Weintraub has served in
	Trader		various capacities within
Macquarie Investment
Management
Kathryn R. Williams	Vice President/Associate	Vice	Ms. Williams has served in
	General	President/Associate	various capacities within
	Counsel/Assistant	General	Macquarie Investment
	Secretary	Counsel/Assistant	Management
Secretary
Joseph Zalewski	Vice President/Analyst	None	Mr. Zalewski has served in
various capacities within
Macquarie Investment
Management

WILSHIRE ASSOCIATES INCORPORATED

Wilshire Associates Incorporated serves as sub-adviser for the Registrant. The principal address of the Sub-Adviser is 1299 Ocean Avenue, Suite 700, Santa Monica, California 90401. The Sub-Adviser is an investment adviser registered under the Investment Advisers Act of 1940, as amended. The information below is provided as of September 11, 2020.

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
Dennis Tito Director and CEO	-	-
John Hindman Director and President	-	-
Jason Schwartz Director and Chief Operating Officer	-	-
Reena Lalji Director, General Counsel	-	-
Mike Wauters Director, Chief Financial Officer	-	-

Item 32. Location of Accounts and Records:

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, are maintained at the following locations:

Records Relating to:	Are Located At:
Registrant’s Investment Adviser	Delaware Management Company, a series of Macquarie Investment Management Business Trust 2005 Market Street Philadelphia, Pennsylvania 19103
Registrant’s Sub-Adviser	Wilshire Associates Incorporated 1299 Ocean Avenue Suite 700 Santa Monica, California 90401
Registrant’s Administrator	SEI Investments Global Funds Services One Freedom Valley Drive Oaks, Pennsylvania 19456
Registrant’s Custodian	U.S. Bank, N.A. 777 East Wisconsin Avenue Milwaukee, Wisconsin 53202
Registrant’s Transfer Agent	DST Asset Manager Solutions, Inc. 333 West 11th Street Kansas City, Missouri 64105

Item 33. Management Services:

Not Applicable.

Item 34. Undertakings:

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement on Form N-2 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 15th day of September, 2020.

DELAWARE WILSHIRE PRIVATE MARKETS MASTER FUND
(Registrant)

Signature		Title	Date

*		Trustee	September 15, 2020
William M. Doran

*		Trustee	September 15, 2020
Jon C. Hunt

*		Trustee	September 15, 2020
Thomas P. Lemke

*		Trustee	September 15, 2020
Jay C. Nadel

*		Trustee	September 15, 2020
Randall S. Yanker

*		President	September 15, 2020
Michael Beattie

*		Treasurer, Controller &	September 15, 2020
Stephen Connors		Chief Financial Officer

* By:	/s/ James Bernstein
James Bernstein
Attorney-in-Fact

EXHIBIT INDEX

(a)(i)	Certificate of Trust
(a)(ii)	Agreement and Declaration of Trust
(b)	Amended and Restated By-Laws
(g)(i)	Investment Advisory Agreement between Registrant and Delaware Management Company, a series of Macquarie Investment Management Business Trust
(g)(ii)	Investment Sub-Advisory Agreement between Registrant and Wilshire Associates Incorporated
(j)	Custody Agreement between Registrant and U.S. Bank, N.A.
(k)(i)	Administration Agreement between Registrant and SEI Investments Global Funds Services
(k)(ii)	Transfer Agency Agreement between Registrant and DST Asset Manager Solutions, Inc.
(r)(i)	Code of Ethics for the Registrant
(r)(ii)	Code of Ethics for the Adviser
(r)(iii)	Code of Ethics for the Sub-Adviser
(r)(v)	Code of Ethics for the Administrator
(s)(i)	Powers of Attorney for Messrs. William M. Doran, Jon C. Hunt, Thomas P. Lemke, Jay C. Nadel, Randall S. Yanker, Michael Beattie and Stephen Connors
(s)(ii)	Resolution adopted by the Board of Trustees of the Registrant